VANECK TECHNOLOGY TRUSECTOR ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (unaudited)
1
Number
of Shares Value
COMMON STOCKS: 64.0%
Semiconductors & Semiconductor
Equipment : 32.5%
Advanced Micro Devices, Inc.* 5,559 $ 3,229,279
Analog Devices, Inc. 1,668 662,480
Applied Materials, Inc. 2,704 1,954,992
Broadcom, Inc. 23,311 8,805,730
First Solar, Inc. * 366 86,361
Intel Corp. * 16,111 2,249,579
KLA Corp. 4,453 1,343,515
Lam Research Corp. 4,267 1,849,019
Marvell Technology, Inc. 2,985 889,202
Microchip Technology, Inc. 1,845 168,264
Micron Technology, Inc. 4,785 5,523,278
Monolithic Power Systems, Inc. 164 226,707
NVIDIA Corp. 119,233 23,857,332
NXP Semiconductors NV 859 241,405
ON Semiconductor Corp. * 1,339 126,589
Qnity Electronics, Inc. 714 116,603
Qualcomm, Inc. 3,596 664,505
Skyworks Solutions, Inc. 510 34,578
Teradyne, Inc. 531 256,919
Texas Instruments, Inc. 3,100 924,017
53,210,354
Software & Services : 13.5%
Accenture PLC 2,096 260,826
Adobe, Inc. * 1,380 282,928
Akamai Technologies, Inc. * 493 58,278
AppLovin Corp. * 914 470,920
Autodesk, Inc. * 720 139,982
Cadence Design Systems, Inc. * 944 354,302
Cognizant Technology
Solutions Corp. 1,613 62,471
Crowdstrike Holdings, Inc. * 865 660,116
Datadog, Inc. * 1,128 293,686
Fair Isaac Corp. * 78 93,193
Fortinet, Inc. * 2,125 326,443
Gartner, Inc. * 231 29,942
Gen Digital, Inc. 1,879 46,768
GoDaddy, Inc. * 450 38,196
International Business
Machines Corp. 3,207 901,840
Intuit, Inc. 946 246,906
Microsoft Corp. 36,569 13,640,968
Oracle Corp. 5,788 848,231
Palantir Technologies, Inc. * 7,827 913,176
Palo Alto Networks, Inc. * 2,769 944,284
PTC, Inc. * 393 44,649
Roper Technologies, Inc. 345 116,745
Salesforce, Inc. 2,792 437,395
ServiceNow, Inc. * 3,520 349,466
Synopsys, Inc. * 655 292,176
Trimble, Inc. * 794 40,637
Tyler Technologies, Inc. * 141 41,237
VeriSign, Inc. 281 70,688
Workday, Inc.* 695 85,082
22,091,531
Number
of Shares Value
Technology Hardware & Equipment : 18.0%
Amphenol Corp. 4,192 $ 739,133
Apple, Inc. 72,303 20,921,596
Arista Networks, Inc. * 3,524 598,657
CDW Corp. 434 61,038
Ciena Corp. * 480 235,469
Cisco Systems, Inc. 13,471 1,582,304
Coherent Corp. * 668 263,506
Corning, Inc. 2,669 681,743
Dell Technologies, Inc. 989 426,714
F5, Inc. * 196 81,528
Flex Ltd. * 1,251 202,750
Hewlett Packard Enterprise Co. 4,522 203,987
HP, Inc. 3,115 68,343
Jabil, Inc. 360 138,773
Keysight Technologies, Inc. * 588 205,841
Lumentum Holdings, Inc. * 267 229,102
Motorola Solutions, Inc. 569 236,300
NetApp, Inc. 674 104,308
Sandisk Corp. * 502 1,141,412
Seagate Technology Holdings
PLC 764 737,260
Super Micro Computer, Inc. * 2,106 61,769
TE Connectivity PLC 997 201,005
Teledyne Technologies, Inc. * 155 103,370
Western Digital Corp. 1,174 749,857
Zebra Technologies Corp.* 159 41,858
30,017,623
Total Common Stocks
(Cost: $101,978,904) 105,319,508
EXCHANGE TRADED FUND: 36.1%(a)
(Cost: $48,395,753)
State Street Technology Select
Sector SPDR ETF † 311,691 59,383,369
Underline
Total Investments Before Collateral for
Securities Loaned: 100.1%
(Cost: $150,374,657) 164,702,877
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN: 2.0%
Money Market Fund: 2.0%
(Cost: $3,308,577)
State Street Navigator
Securities Lending
Government Money Market
Portfolio 3.65% (b) 3,308,577 3,308,577
Total Investments: 102.1%
(Cost: $153,683,234) 168,011,454
Liabilities in excess of other assets: (2.1)% (3,420,232)
NET ASSETS: 100.0% $ 164,591,222

VANECK TECHNOLOGY TRUSECTOR ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
* See Schedule of Investments for industry sectors.
(a) The underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at
https://www.sec.gov or on the fund's webpage.
(b) The rate shown is the 7-day yield as of 06/30/26.
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $3,315,048.
The summary of inputs used to value the Fund's investments as of June 30, 2026 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Common Stocks
 *
$ 105,319,508 $ — $ — $ 105,319,508
Exchange Traded Fund 59,383,369 — — 59,383,369
Money Market Fund 3,308,577 — — 3,308,577
Total Investments $ 168,011,454 $ — $ — $ 168,011,454